May 4, 2007

VIA EDGAR

The United States Securities
and Exchange Commission
100 F Street, NE
Washington, D.C.  20549-0506

Subject:                  Nationwide Provident VLI Separate Account 1
Nationwide Life Insurance Company of America
SEC File No. 333-71763
CIK No. 0000740269

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide Provident VLI Separate Account 1 (the “Variable Account”) and Nationwide Life Insurance Company of America (the "Company"), the Variable Account and the Company certify that the form of the prospectus that would have been filed under paragraphs (b) or (c) of Rule 497 does not differ from the form of the prospectus contained in Post Effective Amendment No. 12 to the registration statement for the Company and the Variable Account that became effective May 1, 2007.

Please contact me at (614) 249-7261 with any questions regarding this filing.

Sincerely,

/s/ CARRIE ANN HALL
Carrie Ann Hall
Assistant General Counsel
Nationwide Life Insurance Company of America

cc: file